                                     13F-HR
                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  September 30, 2008

Check here if Amendment [ ]; Amendment Number:

This Amendment(Check only one.): [ ] is a restatement.
                                 [x] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Teachers Insurance and Annuity Association of America
Address:  730 Third Ave
          New York, New York 10017

13F File Number: 28-331

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:  Edward Grzybowski
Title: Chief Investment Officer
Phone: 212-916-4343




Signature, Place, and Date of Signing:
                                                 /s/ Edward Grzybowski
                                      ------------------------------------------
                                           (Manual Signature of Person Duly
                                            Authorized to Submit This Report)

                                             New York, NY, November 10, 2008
                                      ------------------------------------------
                                              (Place and Date of Signing)




Report Type(Check only one)
[x]  13F Holdings Report
[ ]  13F Notice
[ ]  13f Combination Report

FORM 13F SUMMARY PAGE


                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         3

Form 13F Information Table Entry Total:    26

Form 13F Information Table Value Total:    $205,992 (thousands)


List of Other Included Managers:

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


    13F File No.:   Name:
    -------------   -----------------------------------------------------
1.  28-4800         Teachers Advisors, Inc.
    -------------   -----------------------------------------------------
2.  28-3194         TIAA-CREF Investment Management LLC
    -------------   -----------------------------------------------------
3.  28-5057         TIAA-CREF Trust Company
    -------------   -----------------------------------------------------
4.
    -------------   -----------------------------------------------------
5.
    -------------   -----------------------------------------------------



                                                              FORM 13F

                                                          INFORMATION TABLE


PAGE 1

------------------------------------------------------------------------------------------------------------------------------------
ITEM 1                         ITEM 2         ITEM 3      ITEM 4     ITEM 5         ITEM 6            ITEM 7       ITEM 8
                                                            FAIR               INVESTMENT DISCRETION           VOTING AUTHORITY
                               TITLE                      MARKET   SHARES OR                  SHARED
NAME OF ISSUER                  OF             CUSIP       VALUE   PRINCIPAL   SOLE   SHARED   OTHER   MANA-  SOLE   SHARED  NONE
                               CLASS          NUMBER      (x$1000)    AMOUNT   (A)     (B)      (C)    GERS   (A)     (B)     (C)
------------------------------------------------------------------------------------------------------------------------------------



AKAMAI TECHNOLOGIES INC		COM	00971T101	6961	399143	399143				399143
AMKOR TECHNOLOGY INC		COM	031652100	1825	286486	286486				286486
AUXILIUM PHARMACEUTICALS INC	COM	05334D107	227	6997	6997				6997
BLOUNT INTL INC NEW		COM 	095180105	2428	218105	218105				218105
CBS CORP NEW			CL B	124857202	3863	264938	264938				264938
CABELAS INC			COM	126804301	4242	351137	351137				351137
CALPINE CORP      		COM NEW	131347304	28967	2228	2228				2228
CRITICAL THERAPEUTICS INC 	COM	22674T105	81	427524	427524				427524
FAIRPOINT COMMUNICATIONS INC 	COM	305560104	1	82	82				82
FEDERAL MOGUL CORP        	CL A	313549404	26581	2118016	2118016				2118016
INFINERA	CORPORATION       	COM	45667G103	226	23684	23684				23684
INSULET CORP			COM	45784P101	7619	547340	547340				547340
LEVEL 3 COMMUNICATIONS INC	COM	52729N100	16975	6287137	6287137				6287137
NEUROGESX INC			COM	641252101    	788      366641	366641   			366641
PARAMETRIC TECHNOLOGY CORP	COM NEW	699173209	27	1477	1477				1477
PRUDENTIAL FINL INC		COM	744320102	1605	22296	22296				22296
SEALY CORP			COM	812139301	11498	1779813	1779813				1779813
SOLUTIA INC			COM NEW	834376501	31224  	2230262	2230262				2230262
SOVRAN SELF STORAGE INC   	COM	84610H108   	33975    760244 	760244				760244
TIME WARNER CABLE INC		CL A	88732J108	14857	613930	613930				613930
TRANSDIGM GROUP INC		COM	893641100	647	18900	18900				18900
URS CORP NEW			COM	903236107	3077	83921	83921				83921
VERASUN ENERGY CORP		COM	92336G106	1493	477120	477120				477120
VIACOM INC NEW			CL B	92553P201	6581	264938	264938				264938
VNUS MED TECHNOLOGIES INC		COM	928566108	149	7126	7126				7126
WORLDSPACE INC   			CL A	981579105	75	57800	57800				57800